Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	551,000,000
Common stock, shares issued	36,541,882	36,202,798	19,635,912
Common stock, shares outstanding	36,541,882	36,202,798	19,635,912
Previously Reported
Balance Sheet [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued
Preferred stock shares outstanding
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		551,000,000
Common stock, shares issued		36,202,798
Common stock, shares outstanding		36,202,798